CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 9,230	¥ 61,824		¥ 157,399
Restricted cash	347	2,321		1,823
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 9,577	¥ 64,145	$ 23,770	¥ 159,222	¥ 170,074	¥ 119,645